CONDENSED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Class B common stock Common Stock	Class A common stock Common Stock	Additional Paid-In Capital	Retained Earnings	Total
Ending balance at Dec. 31, 2020	$ 538	$ 357	$ 12,619,799	$ (7,620,693)	$ 5,000,004
Balance at the end (in shares) at Dec. 31, 2020	5,381,250	3,574,009
Beginning balance at Aug. 13, 2020	$ 0		0	0	0
Balance at the beginning (in shares) at Aug. 13, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	(7,620,693)	(7,620,693)
Ending balance at Dec. 31, 2020	$ 538	$ 357	12,619,799	(7,620,693)	5,000,004
Balance at the end (in shares) at Dec. 31, 2020	5,381,250	3,574,009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A Ordinary Shares subject to possible redemption		$ (62)	(6,258,634)		(6,258,696)
Class A Ordinary Shares subject to possible redemption (in shares)		(624,581)
Net income				6,258,699	6,258,699
Ending balance at Mar. 31, 2021	$ 538	$ 295	$ 6,361,165	$ (1,361,994)	$ 5,000,004
Balance at the end (in shares) at Mar. 31, 2021	5,381,250	2,949,428